Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (39,330)	$ (6,196)	¥ (16,627)	¥ (21,701)
Adjustments to reconcile net loss from operations to net cash used in operating activities
Depreciation and amortization	4,333	683	3,954	4,028
(Reversal of)/Allowances for obsolete inventories, net	293	46	7,589	(450)
Provision for/(Reversal of) doubtful account, net	3,406	537	(836)	1,186
Loss on equity method investment			833	22
Loss on disposal of property and equipment	10	2		14
Impairment of an intangible asset	348	54
Net changes in operating assets and liabilities:
Accounts receivable	(5,725)	(902)	21,477	16,572
Prepaid expenses and other current assets	5,937	935	(26,173)	3,937
Inventories	(4,629)	(729)	(10,934)	1,049
Accounts payable	27,324	4,304	(9,924)	(15,599)
Income taxes payable				(573)
Other payables and accrued liabilities, and lease liabilities	(11,925)	(1,878)	27,993	(5,407)
Related parties	(699)	(110)	527	398
Deferred revenue			(400)	(600)
Other non-current assets	(208)	(32)
Net cash used in operating activities	(20,865)	(3,286)	(2,521)	(17,124)
Investing activities:
Payment for property and equipment	(5,858)	(923)		(3,091)
Payment for intangible assets			(2,201)	(1,791)
Proceeds from disposal of property and equipment				2,613
Cash received from acquisition	28	4
Net cash used in investing activities	(5,830)	(919)	(2,201)	(2,269)
Financing activities:
Proceeds from short-term borrowings	46,500	7,325	47,600	15,000
Loan received from a shareholder	5,980	942	900	3,700
Proceeds from long-term borrowings	9,000	1,418
Repayment of loan from a shareholder	(3,000)	(473)	(1,500)	(3,950)
Repayment of short-term borrowings	(41,520)	(6,540)	(31,800)	(16,000)
Repayments of long-term borrowings	(5,760)	(907)	(1,200)	(900)
Contribution in a subsidiary by a shareholder	6,429	1,013		15,000
Down payment for financing services	(19,003)	(2,993)
Proceeds from issuance of ordinary shares through initial public offering	88,262	13,903
Net cash provided by financing activities	86,888	13,688	14,000	12,850
Effect of exchange rate changes on cash and cash equivalent and restricted cash	(2,478)	(391)	(855)	(311)
Net (decrease) increase in cash and cash equivalent and restricted cash	57,715	9,092	8,423	(6,854)
Cash and cash equivalents and restricted cash at beginning of year	9,477	1,493	1,054	7,908
Cash and cash equivalents and restricted cash at end of year	67,192	10,585	9,477	1,054
Supplemental disclosures of cash flow information:
Income taxes paid (refunded)			(364)	820
Interest paid	4,707	741	2,461	1,745
Non-cash financing activities:
Debt-equity swap (Note 14 (2)(i))				23,884
Related party receivable for capital contribution (Note 14 (1)(i))				6,429
Restricted cash	500	79	500	500
Cash and cash equivalents	66,692	10,506	8,977	554
Cash, cash equivalents and restricted cash	¥ 67,192	$ 10,585	¥ 9,477	¥ 1,054